Statements of Operations Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues [Abstract]
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Interest on money market	3,596	5,384	8,570
Losses (earnings) from investments under equity method	33,769	9,863	17,695
Revenue from Investment Securities	203,941	238,210	291,988
Gain on sale of processing and technology business	0	640,802	0
Sale and valuation adjustments of investment securities	10,844	3,992	219,546
Expenses [Abstract]
Interest expense	505,509	653,381	753,744
Provision for Loan and Lease Losses	575,720	1,011,880	1,405,807
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Income (loss) before income tax	266,252	245,631	(562,249)
Income tax expense	114,927	108,230	(8,302)
(Loss) income before equity in earnings (losses) of subsidiaries	151,325	137,401	(553,947)
Equity in undistributed earnings (losses) of subsidiaries	0	0
Net (loss) income	151,325	137,401	(573,919)
Segment, Continuing Operations [Member]
Expenses [Abstract]
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(553,947)
Popular, Inc. Holding Co.
Revenues [Abstract]
Dividend income from subsidiaries	20,000	168,100	160,625
Interest on money market	8	55	109
Losses (earnings) from investments under equity method	14,186	3,402	692
Revenue from Investment Securities	16,224	23,579	37,120
Gain on sale of processing and technology business		640,802
Other Operating Income Holding Company Only	8,959	(120)	0
Sale and valuation adjustments of investment securities	0	0	3,008
Interest On Advances To Subsidiaries	4,847	5,739	8,133
Interest On Loans To Affiliates	3,831	1,738	888
Interest On Loans Excluding Interest On Loans To Subsidiaries And Affiliates	235	150	127
Revenues	68,290	843,445	210,702
Expenses [Abstract]
Interest expense	94,615	111,809	74,980
Provision for Loan and Lease Losses	0	0	0
Loss on early extinguishment of debt	8,000	15,750	(26,439)
Operating expenses	1,066	35,923	7,018
Total Expenses	103,681	163,482	55,559
Income (loss) before income tax	(35,391)	679,963	155,143
Income tax expense	2,786	80,444	(891)
(Loss) income before equity in earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net (loss) income	151,325	137,401	(573,919)
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member]
Expenses [Abstract]
Equity in undistributed earnings (losses) of subsidiaries			(709,981)
Net (loss) income			$ (553,947)